Fair Value, Estimates for Financial Instruments Excluding those Recorded at Fair Value on a Recurring Basis (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial assets:
Cash and due from banks	$ 19,919,000,000		$ 21,860,000,000		$ 19,440,000,000	$ 16,044,000,000
Federal funds sold, securities purchased under resale agreements and other short-term investments	213,793,000,000		137,313,000,000
Held-to-maturity, at cost (included $12,247 and $0 fair value)	12,346,000,000		0
Mortgages held for sale	16,763,000,000	[1]	47,149,000,000	[1]
Loans held for sale	133,000,000	[1]	110,000,000	[1]
Loans	825,799,000,000	[1]	799,574,000,000	[1]	769,631,000,000	757,267,000,000	782,770,000,000
Nonmarketable equity investments (cost method)	6,978,000,000		6,799,000,000
Financial liabilities:
Deposits	1,079,177,000,000		1,002,835,000,000
Short-term borrowings	53,883,000,000		57,175,000,000		49,091,000,000
Long-Term Debt	152,998,000,000	[1]	127,379,000,000	[1]
Carrying amount [Member]
Financial assets:
Cash and due from banks	19,919,000,000		21,860,000,000
Federal funds sold, securities purchased under resale agreements and other short-term investments	213,793,000,000		137,313,000,000
Held-to-maturity, at cost (included $12,247 and $0 fair value)	12,346,000,000
Mortgages held for sale	2,884,000,000		4,844,000,000
Loans held for sale	132,000,000		104,000,000
Loans	793,363,000,000		763,968,000,000
Nonmarketable equity investments (cost method)	6,978,000,000		6,799,000,000
Financial liabilities:
Deposits	1,079,177,000,000		1,002,835,000,000
Short-term borrowings	53,883,000,000		57,175,000,000
Long-Term Debt	152,987,000,000		127,366,000,000
Estimated fair value [Member]
Financial assets:
Cash and due from banks	19,919,000,000		21,860,000,000
Federal funds sold, securities purchased under resale agreements and other short-term investments	213,793,000,000		137,313,000,000
Held-to-maturity, at cost (included $12,247 and $0 fair value)	12,247,000,000
Mortgages held for sale	2,902,000,000		4,853,000,000
Loans held for sale	136,000,000		112,000,000
Loans	798,413,000,000		772,351,000,000
Nonmarketable equity investments (cost method)	8,635,000,000		8,231,000,000
Financial liabilities:
Deposits	1,079,527,000,000		1,003,942,000,000
Short-term borrowings	53,883,000,000		57,175,000,000
Long-Term Debt	155,863,000,000		130,283,000,000
Estimated fair value [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and due from banks	19,919,000,000		21,860,000,000
Federal funds sold, securities purchased under resale agreements and other short-term investments	5,160,000,000		5,046,000,000
Held-to-maturity, at cost (included $12,247 and $0 fair value)	0
Mortgages held for sale	0		0
Loans held for sale	0		0
Loans	0		0
Nonmarketable equity investments (cost method)	0		0
Financial liabilities:
Deposits	0		0
Short-term borrowings	0		0
Long-Term Debt	0		0
Estimated fair value [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets:
Cash and due from banks	0		0
Federal funds sold, securities purchased under resale agreements and other short-term investments	208,633,000,000		132,267,000,000
Held-to-maturity, at cost (included $12,247 and $0 fair value)	6,205,000,000
Mortgages held for sale	2,009,000,000		3,808,000,000
Loans held for sale	136,000,000		83,000,000
Loans	58,350,000,000		56,237,000,000
Nonmarketable equity investments (cost method)	0		2,000,000
Financial liabilities:
Deposits	1,037,448,000,000		946,922,000,000
Short-term borrowings	53,883,000,000		57,175,000,000
Long-Term Debt	144,984,000,000		119,220,000,000
Estimated fair value [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets:
Cash and due from banks	0		0
Federal funds sold, securities purchased under resale agreements and other short-term investments	0		0
Held-to-maturity, at cost (included $12,247 and $0 fair value)	6,042,000,000
Mortgages held for sale	893,000,000		1,045,000,000
Loans held for sale	0		29,000,000
Loans	740,063,000,000		716,114,000,000
Nonmarketable equity investments (cost method)	8,635,000,000		8,229,000,000
Financial liabilities:
Deposits	42,079,000,000		57,020,000,000
Short-term borrowings	0		0
Long-Term Debt	$ 10,879,000,000		$ 11,063,000,000

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.